Supplement to the
Fidelity® Advisor Tax Managed Stock Fund Class A, Class T, Class B, and Class C
December 30, 2003
Prospectus

The following information replaces similar information found in the "Fund Management" section on page 25.

Keith Quinton is manager of Advisor Tax Managed Stock Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in May 2001, Mr. Quinton has worked as a portfolio manager.

ATMS-04-01 February 24, 2004
1.763353.106

Supplement to the
Fidelity® Advisor Tax Managed Stock Fund Institutional Class
December 30, 2003
Prospectus

The following information replaces similar information found in the "Fund Management" section on page 22.

Keith Quinton is manager of Advisor Tax Managed Stock Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in May 2001, Mr. Quinton has worked as a portfolio manager.

ATMSI-04-01 February 24, 2004
1.763354.104

Supplement to the
Fidelity® Tax Managed Stock Fund
December 30, 2003
Prospectus

The following information replaces the biographical information for Tim Heffernan found in the "Fund Management" section on page 18.

Keith Quinton is manager of Tax Managed Stock Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in May 2001 Mr. Quinton has worked as a portfolio manager.

TMG-04-01 February 24, 2004
1.759069.104